Annual Fund Operating Expenses - Invesco PureBeta 0-5 Yr US TIPS ETF - ETF	Feb. 26, 2021
Operating Expenses:
Management Fees	0.07%
Other Expenses	none
Total Annual Fund Operating Expenses	0.07%